Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Dec. 31, 2021	Aug. 23, 2021
Subsequent Events (Details) [Line Items]
Total consideration (in Dollars)	$ 450
Common stock value at per share	$ 0.0001	$ 0.0001
Earnout payments, description	In addition to the Initial Consideration, the Apifiny security holders (the Earnout Recipients as defined in the Merger Agreement) will also have the contingent right to earn up to 10,500,000 shares of Abri Common Stock in the aggregate (“Earnout Consideration”) as follows:• The Apifiny security holders will earn 3,000,000 shares of the Earnout Consideration, in the aggregate, if over any twenty (20) consecutive Trading Days (as defined in the Merger Agreement) during the period beginning on the date of the Closing (the “Closing Date”) and ending on the first anniversary of the Closing Date (the “First Earnout Period”), the volume-weighted average price (“VWAP”) (as defined in the Merger Agreement) of the Abri Common Stock is greater than or equal to $16.50 per share (the “First Milestone”).• The Apifiny security holders will earn an additional 3,750,000 shares of the Earnout Consideration, in the aggregate, if over any twenty (20) consecutive Trading Days during the period beginning on the Closing Date and ending on the second anniversary of the Closing Date (the “Second Earnout Period”), the VWAP of the Abri Common Stock is greater than or equal to $23.00 per share (the “Second Milestone”).• The Apifiny security holders will earn an additional 3,750,000 shares of the Earnout Consideration, in the aggregate, if within any twenty (20) consecutive Trading Day during the period beginning on the Closing Date and ending on the third anniversary of the Closing Date (the “Third Earnout Period” and together with the First Earnout Period and the Second Earnout Period, each, an “Earnout Period” and collectively, the “Earnout Periods”), the VWAP of the Abri Common Stock is greater than or equal to $30.00 per share(the “Third Milestone” and together with the First Milestone and the Second Milestone, the “Earnout Milestones”).• Upon the first Change in Control to occur during the applicable Earnout Period, if the corresponding price per share of Abri Common Stock in connection with such Change in Control is equal to or greater than any applicable Earnout Milestone or Milestones, the Apifiny security holders will earn the shares of the Earnout Consideration issuable in respect to such Earnout Milestone or Milestones as described above as of immediately prior to the Change of Control.
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value	$ 0.0001
Common stock value at per share	$ 10